Shareholders' Equity - Summary of Ordinary Shares Issued and Outstanding (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Ordinary shares, shares issued	40,932,727	40,603,489
Ordinary shares, shares outstanding	40,932,727	40,603,489
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	39,316,360	38,987,122
Ordinary shares, shares outstanding	39,316,360	38,987,122
Ordinary and Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	40,932,728	40,603,490
Ordinary shares, shares outstanding	40,932,728	40,603,490
Class A Non Voting Ordinary Share
Class Of Stock [Line Items]
Ordinary shares, shares issued	1,616,367	1,616,367
Ordinary shares, shares outstanding	1,616,367	1,616,367
Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	1	1
Ordinary shares, shares outstanding	1	1